Lease - Supplemental Cash Flow Information Relating to Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for operating leases	$ 856	$ 807
Right-of-use asset obtained in exchange for operating lease liabilities	$ 71,824	$ 135